Escrow	12 Months Ended
Dec. 31, 2024
Disclosure Escrow Abstract
Escrow

Note 8 – Escrow

	December 31, 2024	December 31, 2023

Escrow from IPO	$—	$—
Escrow from other financing activities	—	52,187,762
Total escrow	$—	$52,187,762
Allowance for expected credit losses	—	—
Total Escrow, net	$—	$52,187,762

In 2023, the Company decided to use the amount of escrow account for locking the acquisition targets, and the Company signed the Agreements with the targets in the year 2024, and all the balances of escrow account were paid as considerations. As of December 31, 2024 and 2023, the net balance of the escrow account related to convertible notes and issuance of common shares amounted to nil and $52,187,762, respectively.